Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2022			2021			2020
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	387	—	—	396	—	—	439	—	—
Unquoted equity investments	D.7.1.	—	—	549	—	—	427	—	—	149
Quoted debt securities	D.7.2.	329	—	—	447	—	—	426	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	115	—	—	78	—	—	63
Contingent consideration relating to divestments	D.7.3.	—	—	303	—	—	378	—	—	483
Financial assets held to meet obligations under deferred compensation plans	D.7.3. and D.11.	512	—	—	549	—	—	454	—	—
Non-current derivatives	D.7.	—	—	—	—	3	—	—	24	—
Current derivatives	D.11.	—	206	—	—	295	—	—	58	—
Mutual fund investments	D.13.	9,537	—	—	5,057	—	—	8,703	—	—
Total financial assets measured at fair value		10,765	206	967	6,449	298	883	10,022	82	695
Financial liabilities measured at fair value
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	26	—	—	59	—	—	104
MSD contingent consideration (European vaccines business)	D.18.	—	—	204	—	—	269	—	—	312
Shire contingent consideration arising from the acquisition of Translate Bio	D.18.	—	—	380	—	—	354	—	—	—
Contingent consideration arising from acquisition of Amunix	D.18.	—	—	165	—	—	—	—	—	—
Other contingent consideration arising from business combinations and acquisitions	D.18.	—	—	4	—	—	32	—	—	189
Non-current derivatives	D.19.	—	232	—	—	6	—	—	92	—
Current derivatives	D.19.5	—	94	—	—	79	—	—	205	—
Total financial liabilities measured at fair value		—	326	779	—	85	714	—	297	605